FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 29,553,003
Ending Balance	29,289,301	$ 29,553,003
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	28,964,796
Ending Balance	28,809,148	28,964,796
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,393,582	7,923,581
Sales and maturities	(8,690,663)	(4,562,773)
Purchases	8,655,481	9,886,724
Valuation and payments	(337,447)	(13,276)
Foreign exchange	751,728	159,326
Ending Balance	13,772,681	13,393,582
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,237,154	7,827,746
Transfers from stage 1 to stage 2	(47,331)
Sales and maturities	(8,690,663)	(4,562,773)
Purchases	8,655,481	9,830,079
Valuation and payments	(335,851)	(12,681)
Foreign exchange	726,724	154,783
Ending Balance	13,545,514	13,237,154
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	156,428	95,835
Transfers from stage 1 to stage 2	47,331
Purchases		56,645
Valuation and payments	(1,596)	(595)
Foreign exchange	25,004	4,543
Ending Balance	$ 227,167	$ 156,428